Earnings/(loss) per share - Summary of Basic and Diluted Earnings (Losses) per Share (Detail) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted average number of ordinary shares	54,853,045	54,853,045	54,853,045
Basic earnings/(loss) per share	€ (0.45)	€ (0.61)	€ 0.61
Diluted earnings/(loss) per share	€ (0.45)	€ (0.61)	€ 0.61